Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Investment in Affiliates
Schedule of investment in affiliates
	As of December 31,
	2011	2012
	RMB	RMB
Teamhead Automobile	322	471
Jiaxing	600	347
Sincere Fame	153,040	167,802
Total	153,962	168,620